Share Incentive Plan (Details)														1 Months Ended	12 Months Ended
	Dec. 06, 2023	Apr. 21, 2023	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022	Oct. 01, 2021	Jul. 05, 2021 shares	May 31, 2021	Nov. 01, 2020	Sep. 08, 2020	Jun. 15, 2017 $ / shares	Jun. 15, 2017 ¥ / shares	Apr. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 30, 2021	May 28, 2021 shares
Share Incentive Plan (Details) [Line Items]
Aggregate number of ordinary shares (in Shares)																			15,000,000
Nortye International Limited [Member]
Share Incentive Plan (Details) [Line Items]
Ordinary share issued (in Shares)																	6,000,000
Nortye Talent Limited [Member]
Share Incentive Plan (Details) [Line Items]
Ordinary share issued (in Shares)																	9,000,000
Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Contractual term												5	5
Share-based payment expenses (in Dollars) | $																	$ 81,000
Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Contractual term	10	10	10	10	10	10
Share-based payment expenses (in Dollars) | $															$ 4,330,000	$ 6,082,000
Aggregate number of ordinary shares (in Shares)															15,000,000	15,000,000			11,000,000
Fair market percentage																			100.00%
Ordinary shares (in Shares)								15,000,000
Option granted															499,114	1,957,208
Option plan (in Shares)															5,040,900	5,489,898
Fair value (in Dollars) | $															$ 2,231,000	$ 6,913,000
Outstanding award															9,959,100	9,510,102		7,635,444
Issued captial (in Shares)															9,959,100	9,510,102
Additional share capital (in Dollars) | $															$ 1,000	$ 1,000
Share Incentive Plan [Member] | Nortye International Limited [Member]
Share Incentive Plan (Details) [Line Items]
Ordinary share issued (in Shares)								6,000,000
Share Incentive Plan [Member] | Nortye Talent Limited [Member]
Share Incentive Plan (Details) [Line Items]
Ordinary share issued (in Shares)								9,000,000
Share Incentive Plan [Member] | Top of range [member]
Share Incentive Plan (Details) [Line Items]
Aggregate number of ordinary shares (in Shares)																			4,000,000
Share Incentive Plan 2023 [Member]
Share Incentive Plan (Details) [Line Items]
Aggregate number of ordinary shares (in Shares)														15,000,000
Management and Employees [Member] | Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Exercise price per share | ¥ / shares													¥ 7
Vesting period												4 years	4 years
Management and Employees [Member] | Share Incentive Scheme [Member] | Top of range [member]
Share Incentive Plan (Details) [Line Items]
Granted shares												1,220,000	1,220,000
Management [Member] | Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 0.083
Employees [Member] | Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 0.0765
Employees [Member] | Share Incentive Plan 2020 [Member]
Share Incentive Plan (Details) [Line Items]
Exercise price per share | $ / shares														$ 2.2
Option granted														352,500
Executives, Employees and Consultants [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Granted shares							412,000		3,348,483	2,560,730	1,435,000
Certain New Employees [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Option granted	121,200					83,500
Certain Employees and Managers [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Option granted	25,414					376,172
Certain New Employees, Promoted Employees and Senior Managers [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Option granted					1,077,800
Three Consultants [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Option granted					33,336
Five New Employees [Member] | Share Incentive Plan [Member]
Share Incentive Plan (Details) [Line Items]
Option granted			179,200	207,200
Ifrs Share-Based Payment Arrangement, Tranche One [Member] | Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Vesting percentage												25.00%	25.00%
Ifrs Share-Based Payment Arrangement, Tranche Two [Member] | Share Incentive Scheme [Member]
Share Incentive Plan (Details) [Line Items]
Vesting percentage												75.00%	75.00%